EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
Profit attributable to owners of the Company (in thousands of RMB)	¥ 4,191,927	$ 607,772	¥ 5,759,422	¥ 862,054
Adjustment: cumulative distributions reserved of other equity instruments (in thousands of RMB) | ¥	(117,292)		(209,500)	(275,000)
Adjusted profit attributable to ordinary shares holders of the Company | ¥	¥ 4,074,635		¥ 5,549,922	¥ 587,054
Number of ordinary shares in issue (thousands) as of January 1 | shares	17,022,673	17,022,673	17,022,673	17,022,673
Weighted average number of ordinary shares in issue | shares	17,022,673	17,022,673	17,022,673	17,022,673
Basic earnings per share | (per share)	¥ 0.239	$ 0.035	¥ 0.326	¥ 0.034